ING INVESTORS TRUST

ING American Funds Growth-Income Portfolio

ING PARTNERS, INC.

ING Legg Mason ClearBridge Aggressive Growth Portfolio

Supplement dated October 25, 2010

to ING American Funds Growth-Income Portfolio’s Prospectus and

Statement of Additional Information (“SAI”) each dated April 30, 2010; and

to ING Legg Mason ClearBridge Aggressive Growth Portfolio’s Adviser Class (“Class ADV”)

and Service Class (“Class S”) Prospectus, Initial Class (“Class I”) Prospectus,

Service 2 Class (“Class S2”) Prospectus and

Class ADV, Class I, Class S and Class S2 SAI each dated April 30, 2010

ING American Funds Growth-Income Portfolio

On September 30, 2010, the Board of Trustees approved a proposal to reorganize ING American Funds Growth-Income Portfolio (“Disappearing Portfolio”) with and into the following “Surviving Portfolio” (“Reorganization”):

Disappearing Portfolio	Surviving Portfolio
ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio

The proposed Reorganization is subject to approval by shareholders of the Disappearing Portfolio. A proxy statement detailing the proposed Reorganization is expected to be mailed to the Disappearing Portfolio’s shareholders on or about December 9, 2010, and a shareholder meeting for the proposed Reorganization is scheduled to be held on or about January 11, 2011. The Disappearing Portfolio will notify its shareholders if shareholder approval of the proposed Reorganization is not obtained. If shareholder approval of the proposed Reorganization is obtained, it is expected that the Reorganization will take place on or about January 21, 2011. The Disappearing Portfolio may engage in transition management techniques prior to the closing of the Reorganization during which time the Disappearing Portfolio may not pursue its investment objective and investment strategies. Following the Reorganization, you will hold shares of ING Growth and Income Portfolio. For more information regarding ING Growth and Income Portfolio, please contact a Shareholder Services representative or your financial professional.

ING Legg Mason ClearBridge Aggressive Growth Portfolio

On September 30, 2010, the Portfolio’s Board of Directors approved a proposal to reorganize ING Legg Mason ClearBridge Aggressive Growth Portfolio (“Disappearing Portfolio”) with and into the following “Surviving Portfolio” (“Reorganization”):

Disappearing Portfolio	Surviving Portfolio
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Large Cap Growth Portfolio (formerly, ING Wells Fargo Omega Growth Portfolio)

The proposed Reorganization is subject to approval by shareholders of the Disappearing Portfolio. A proxy statement detailing the proposed Reorganization is expected to be mailed to the Disappearing Portfolio’s shareholders on or about December 9, 2010, and a shareholder meeting is scheduled to be held on or about January 11, 2011. The Disappearing Portfolio will notify shareholders if shareholder approval of the proposed Reorganization is not obtained. If shareholder approval of the proposed

Reorganization is obtained, it is expected that the Reorganization will take place on or about January 21, 2011. The Disappearing Portfolio may engage in transition management techniques prior to the closing of the Reorganization during which time the Disappearing Portfolio may not pursue its investment objective and investment strategies. Following the Reorganization, you will hold shares of ING Large Cap Growth Portfolio (formerly ING Wells Fargo Omega Growth Portfolio). For more information regarding ING Large Cap Growth Portfolio (formerly ING Wells Fargo Omega Growth Portfolio), please contact a Shareholder Services representative or your financial professional.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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